Acquisitions and disposals - Narrative (Details) € in Millions				12 Months Ended
	May 01, 2023 EUR (€)	Jul. 07, 2022 EUR (€)	Jul. 06, 2022	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 18, 2023 brand
Disclosure of detailed information about business combination [line items]
Net consideration transferred				€ 675	€ 811
Consideration paid (received)				578	4,606
Gain on disposals				489	2,334
Gains/(losses) on equity instruments measured at fair value through other comprehensive income				(28)	36	€ 166
Cash transferred				652
Net fair value value of assets acquired				368
Deferred tax liabilities recognised as of acquisition date				109
Goodwill				327
Revenue of acquiree				82	174
Operating profit of acquiree				18	31
Revenue of group if acquisition completed				59,709	60,206
Operating profit of group if acquisition completed				9,780	10,772
Suave
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	€ 592
Gain on disposals	€ 497			497
Elida Beauty | Bottom of range
Disclosure of detailed information about business combination [line items]
Number of brands | brand							20
Nutrafol
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests previously held			13.00%
Nutrafol
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		67.00%
Proportion of ownership interest in subsidiary		80.00%
Fair value of equity interest in acquiree held immediately before acquisition date		€ 157		€ 0	€ 157
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		149
Cash transferred		811
Net fair value value of assets acquired		487
Deferred tax liabilities recognised as of acquisition date		153
Goodwill		€ 580